Shareholders' equity - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator (in thousands $):
Net income - basic	$ 49,294	$ 41,799
Net income - diluted	$ 49,294	$ 41,799
Denominator (number of shares in thousands):
Weighted average number of common shares	25,858	25,892
Weighted average number of unvested shares in the Trust	(432)	(662)
Weighted average number of common shares - basic	25,426	25,230
Weighted average number of dilutive stock options	13	13
Weighted average number of unvested shares under EIP	437	827
Weighted average number of common shares - diluted	25,876	26,070
Net income per common share
Basic net income per common share (in USD per share)	$ 1.94	$ 1.66
Diluted net income per common share (in USD per share)	$ 1.91	$ 1.60